GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	Search and Portal	E-commerce	Classifieds	Taxi	Experiments	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2015	1,506	106	5,168	—	2,140	8,920
Goodwill acquired	50	—	—	224	—	274
Goodwill measurement period adjustment	—	—	(283)	—	—	(283)
Goodwill impairment	—	—	—	—	(576)	(576)
Foreign currency translation adjustment	246	—	—	—	—	246
Balance as of December 31, 2015	1,802	106	4,885	224	1,564	8,581	141.5
Foreign currency translation adjustment	(145)	—	—	—	—	(145)	(2.4)
Balance as of December 31, 2016	1,657	106	4,885	224	1,564	8,436	139.1

Schedule of intangible assets, net of amortization

	2015			2016
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,129	(172)	957	1,129	(285)	844	13.9
Customer relationships	865	(123)	742	854	(215)	639	10.6
Content and software	1,115	(648)	467	563	(398)	165	2.7
Workforce	300	(94)	206	276	(155)	121	2.0
Patents and licenses	237	(116)	121	52	(21)	31	0.5
Non-compete agreements	41	(23)	18	38	(31)	7	0.1
Total acquisition-related intangible assets:	3,687	(1,176)	2,511	2,912	(1,105)	1,807	29.8
Other intangible assets:
Technologies and licenses	5,574	(2,644)	2,930	7,046	(3,972)	3,074	50.7
Assets not yet in use	547	—	547	633	—	633	10.4
Total other intangible assets:	6,121	(2,644)	3,477	7,679	(3,972)	3,707	61.1
Total intangible assets	9,808	(3,820)	5,988	10,591	(5,077)	5,514	90.9

Schedule of estimated amortization expense for intangible assets
\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2017	348	1,288	1,636	27.0
2018	311	835	1,146	18.9
2019	234	547	781	12.9
2020	213	297	510	8.4
2021	203	107	310	5.1
Thereafter	498	—	498	8.2
Total	1,807	3,074	4,881	80.5